Income Taxes -Schedule of Deferred Income Tax Assets Unrecognized (Detail) - Canada [member] - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Unrecognized deferred tax assets [line items]
Deferred tax assets	$ 4,468	$ 55,259
Mineral stream interest [member]
Unrecognized deferred tax assets [line items]
Deferred tax assets	3,490	33,969
Deferred tax assets other [member]
Unrecognized deferred tax assets [line items]
Deferred tax assets	978	8,129
Unrealized losses on long term investments [member]
Unrecognized deferred tax assets [line items]
Deferred tax assets	$ 0	$ 13,161